Accounts Payable	12 Months Ended
Dec. 31, 2019
Accounts Payable [Member]
Accounts Payable

9. Accounts Payable

Accounts payable as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Suppliers, repairers	$7,327	$8,561
Insurers, agents and brokers	163	358
Payables to charterers	762	368
Other creditors	800	299
Total	$9,052	$9,586